Financial Instruments - Summary of Financial Assets and Liabilities Measured at Fair Value (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Level 1
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Financial instrument (current asset)	$ 351	$ 764
Financial instrument (non-current asset)	14,540	3,170
Financial instrument (current liability)	64	35
Financial instrument (non-current liability)	0	0
Level 2
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Financial instrument (current asset)	9,710	865
Financial instrument (non-current asset)	21,201	39,152
Financial instrument (current liability)	406	103
Financial instrument (non-current liability)	$ 5,651	$ 1,635